Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 15 -  Subsequent Events

Amendment to Secured Notes

On July 11, 2014, the Company entered into a letter agreement with the investors who are parties to the Securities Purchase Agreement dated as of April 15, 2014 (the “SPA”). The letter agreement amends certain terms of the SPA and the Secured Notes issued thereunder.

The letter agreement amends the SPA as follows:

●	The period of time during which the Company may sell and issue up to $2.0 million of its equity securities without the consent of the investors is increased from 45 days commencing April 16, 2014, to 120 days.

The letter agreement amends the Secured Notes as follows:

●	The date of the Company’s first monthly installment payment is changed from July 16, 2014, to August 15, 2014;

●	The date of the Company’s final monthly installment, as well as the maturity date of the Secured Notes, is changed from October 16, 2015, to November 16, 2015;

●	The required closing price of the Company’s common stock in order to satisfy certain equity conditions is changed from $0.50 to $0.35 (subject to stock dividend, stock split, stock combination, reclassification or similar transaction); and

●	The percentage used to determine the Market Price (as defined in the Secured Notes) of the Company’s common stock, is changed from 85% to 82%.

Except for the foregoing amendments, the remaining terms of the SPA and the Secured Notes remain unchanged. The investors who are signatories to the letter agreement collectively constitute the Required Holders (as defined in the SPA and the Secured Notes) necessary to effectuate the foregoing amendments.

Resignation of Chief Financial Officer

On June 24, 2014, Ms. Kelly Anderson tendered her resignation as the Company’s Chief Financial Officer and Treasurer, effective July 3, 2014.

Ms. Anderson has agreed to provide services as Chief Financial Officer on an interim basis following her resignation.  In connection therewith, the Company entered into an Independent Consulting Agreement dated as of June 26, 2014 (the “Consulting Agreement”), with BKA Enterprises, Inc., of which Ms. Anderson is a principal.  Under the Consulting Agreement, Ms. Anderson will provide services as the interim Chief Financial Officer from July 3, 2014 until the earlier of September 1, 2014, or the filing of the  quarterly report on Form 10-Q for the quarter ended June 30, 2014.  For such services, BKA Enterprises, Inc. shall be compensated at an hourly rate of $135.  Additionally, the stock options previously granted to Ms. Anderson will continue to vest in accordance with their terms until the termination of the Consulting Agreement, and she will have 90 days from such termination to exercise her vested options.

Conversion and Redemption of Secured Notes Payable

On August 14, 2014, we entered into a Conversion and Redemption Agreement (each, an "Agreement" and together the "Agreements") with each holder of the Secured Notes. Pursuant to the Agreements:

•	The conversion price of the Secured Notes is adjusted to $0.20 per share (subject to stock dividend, stock split, stock combination, reclassification or similar transaction);

•	The holders of the Secured Notes shall convert a portion of the Secured Notes held by them, in an aggregate approximate amount of $2,711,000, into 13,555,000 shares of our common stock in the aggregate based on the adjusted conversion price;

•	The holders of the Secured Notes shall redeem a portion of the Secured Notes held by them for cash, in the aggregate approximate amount of $1,866,000, from the funds held in the control account;

•	The Secured Notes shall be cancelled immediately following the foregoing conversion and redemption; and

•	Approximately $405,000, net of $17,000 of legal fees, of the funds held in the control account shall be transferred to us immediately after the closing of the Agreements.

The closing of the Agreements occurred on August 15, 2014, and we received funds from the control account on August 18, 2014. The following reflect changes to our financial statements resulted upon the conversion and redemption of the secured notes payable:

Increase (decrease)

Operating Cash	$405,000
Restricted Cash	$(2,288,000)

Convertible Note	$(4,575,000)
Discount on convertible note	$(2,696,000)

Derivative liabilities	$(724,000)

Common stock	$1,000
Paid in capital	$2,710,000

Outstanding shares	13,555,000

Note 16 -  Subsequent Events

Sublease – 9400 Toledo

On March 7, 2014, we subleased 5,000 square feet of office space at our headquarters, commencing March 1, 2014 to a third party tenant.  The lease is for 34 months and requires payments of $7,000 per month for twelve months increasing to $7,210 for the next twelve months and $7,426.30 for the remaining ten months.  The lease includes use of the existing furniture and telephone equipment over the life of the lease.